World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	479,049,587.98	25,575
Yield Supplement Overcollateralization Amount at 11/30/14	15,343,312.35	0
Receivables Balance at 11/30/14	494,392,900.33	25,575
Principal Payments	17,834,164.36	436
Defaulted Receivables	1,312,684.56	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	14,474,464.27	0
Pool Balance at 12/31/14	460,771,587.14	25,086

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	60.04%

Prepayment ABS Speed	1.57%

Overcollateralization Target Amount	20,734,721.42
Actual Overcollateralization	20,734,721.42

Weighted Average APR	3.41%
Weighted Average APR, Yield Adjusted	5.10%
Weighted Average Remaining Term	50.03

Delinquent Receivables:
Past Due 31-60 days	8,021,935.36	390
Past Due 61-90 days	2,270,690.47	107
Past Due 91 + days	657,907.65	32
Total	10,950,533.48	529

Total 31+ Delinquent as % Ending Pool Balance	2.38%

Recoveries	692,123.38

Aggregate Net Losses/(Gains) - December 2014	620,561.18
Current Net Loss Ratio (Annualized)	1.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Flow of Funds	$ Amount

Collections	19,958,986.55
Advances	3,344.57
Investment Earnings on Cash Accounts	2,405.82
Servicing Fee	(411,994.08)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,552,742.86

Distributions of Available Funds
(1) Class A Interest	322,068.21
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	17,455,490.80
(7) Distribution to Certificateholders	1,752,810.95
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,552,742.86

Servicing Fee	411,994.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 12/15/14	457,492,356.52
Principal Paid	17,455,490.80
Note Balance @ 01/15/15	440,036,865.72

Class A-1
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-2
Note Balance @ 12/15/14	97,207,356.52
Principal Paid	17,455,490.80
Note Balance @ 01/15/15	79,751,865.72
Note Factor @ 01/15/15	33.9369641%

Class A-3
Note Balance @ 12/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	235,000,000.00
Note Factor @ 01/15/15	100.0000000%

Class A-4
Note Balance @ 12/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	109,676,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	15,609,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	344,441.11
Total Principal Paid	17,455,490.80
Total Paid	17,799,931.91

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	38,882.94
Principal Paid	17,455,490.80
Total Paid to A-2 Holders	17,494,373.74

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4627812
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.4526973
Total Distribution Amount	23.9154785

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1654593
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	74.2786843
Total A-2 Distribution Amount	74.4441436

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 11/30/14	99,040.64
Balance as of 12/31/14	102,385.21
Change	3,344.57

Reserve Account
Balance as of 12/15/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61